Additional cash flows information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2019
Additional cash flows information.
Advances to related parties converted to shares	$ 898,489
Unpaid share subscription	39,200
Right-of-use assets transferred to intangibles, net of accumulated depreciation	5,981
Additions to right-of-use assets	852,467
Additions to property and equipment by way of finance lease		$ 11,333
Lease termination	37,033
Shares issued as consideration for the acquisition of intangible assets [note 11]	573,936
Shares issued as consideration for business acquisition [note 5]	3,474,232
Transaction costs for share issuance transferred from prepaid	$ 213,019